STOCKHOLDER’S EQUITY (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 15, 2020	Dec. 10, 2020
Class of Warrant or Right [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	3,550,833	15,050,833
[custom:CommonStockSharesSubjectToRedemption-0]	$ 11,500,000
Shares Issued, Price Per Share			$ 10.10
Notice period for redemption of warrants	30 days
[custom:ClassOfWarrantOrRightRedemptionPriceOfWarrantsOrRights-0]		$ 0.01
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares, Outstanding	3,550,833
Public warrants [Member]
Class of Warrant or Right [Line Items]
Notice period for redemption of warrants		30 days
Percentage of proceeds from business combination	60.00%	60.00%
Public warrants [Member] | Common Stock Price Below 9.50 Per Share [Member]
Class of Warrant or Right [Line Items]
Market value of common stock	$ 9.50	$ 9.50
Percentage of exercise price of warrants	115.00%	115.00%
Public warrants [Member] | Common Stock Price Above 16.50 Per Share [Member]
Class of Warrant or Right [Line Items]
Market value of common stock	$ 16.50	$ 16.50
Percentage of exercise price of warrants	165.00%	165.00%
Minimum [Member] | Public warrants [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share	$ 16.50	$ 16.50